Mineral properties, plant and equipment - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 225
Change in asset retirement provisions	10,628	$ 0
Mineral properties, plant and equipment at end of period	329,429	225
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	1,119	1,084
Acquired under the Acquisition	244,584
Additions	100,553	35
Change in asset retirement provisions	10,628
Transfers	0
Mineral properties, plant and equipment at end of period	356,884	1,119
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(894)	(752)
Depreciation and depletion expense	(26,561)
Depreciation expense		(142)
Mineral properties, plant and equipment at end of period	(27,455)	(894)
Mineral interests [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0
Mineral properties, plant and equipment at end of period	98,034	0
Mineral interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Acquired under the Acquisition	12,421
Additions	67,060	0
Change in asset retirement provisions	10,628
Transfers	17,895
Mineral properties, plant and equipment at end of period	108,004	0
Mineral interests [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Depreciation and depletion expense	(9,970)
Depreciation expense		0
Mineral properties, plant and equipment at end of period	(9,970)	0
Exploration and evaluation assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0
Mineral properties, plant and equipment at end of period	3,964	0
Exploration and evaluation assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Acquired under the Acquisition	3,964
Additions	0	0
Change in asset retirement provisions	0
Transfers	0
Mineral properties, plant and equipment at end of period	3,964	0
Exploration and evaluation assets [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Depreciation and depletion expense	0
Depreciation expense		0
Mineral properties, plant and equipment at end of period	0	0
Plant, buildings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0
Mineral properties, plant and equipment at end of period	189,330	0
Plant, buildings and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Acquired under the Acquisition	180,817
Additions	0	0
Change in asset retirement provisions	0
Transfers	14,185
Mineral properties, plant and equipment at end of period	195,002	0
Plant, buildings and equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Depreciation and depletion expense	(5,672)
Depreciation expense		0
Mineral properties, plant and equipment at end of period	(5,672)	0
Right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	173
Mineral properties, plant and equipment at end of period	36,276	173
Right-of-use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	623	623
Acquired under the Acquisition	19,176
Additions	27,816	0
Change in asset retirement provisions	0
Transfers	0
Mineral properties, plant and equipment at end of period	47,615	623
Right-of-use assets [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(450)	(346)
Depreciation and depletion expense	(10,889)
Depreciation expense		(104)
Mineral properties, plant and equipment at end of period	(11,339)	(450)
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0
Mineral properties, plant and equipment at end of period	1,784	0
Assets under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Acquired under the Acquisition	28,206
Additions	5,658	0
Change in asset retirement provisions	0
Transfers	(32,080)
Mineral properties, plant and equipment at end of period	1,784	0
Assets under construction [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	0	0
Depreciation and depletion expense	0
Depreciation expense		0
Mineral properties, plant and equipment at end of period	0	0
Corporate assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	52
Mineral properties, plant and equipment at end of period	41	52
Corporate assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	496	461
Acquired under the Acquisition	0
Additions	19	35
Change in asset retirement provisions	0
Transfers	0
Mineral properties, plant and equipment at end of period	515	496
Corporate assets [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	(444)	(406)
Depreciation and depletion expense	(30)
Depreciation expense		(38)
Mineral properties, plant and equipment at end of period	$ (474)	$ (444)